Organization and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

1. Organization and Nature of Operations

Calidi Biotherapeutics, Inc. (“Calidi”), founded in 2014 and reincorporated in the state of Delaware in 2023 (see Business Combination in this Note and in Note 3), is a clinical stage immuno-oncology company developing and commercializing novel stem cell-based platforms for delivery and potentiation of oncolytic viruses for the treatment of cancer. Calidi is developing a pipeline of off-the-shelf allogeneic cell product candidates that are designed to: (i) protect oncolytic viruses from complement inactivation and innate immune cell inactivation by the body’s immune system; (ii) support oncolytic viral amplification in the allogeneic cells, and (iii) modify the tumor microenvironment to facilitate tumor cell targeting and viral amplification at the tumor sites for an extended period of time, potentially leading to an improved cancer therapy. Calidi’s most advanced product candidates are discussed below.

CLD-101 (NeuroNova™ Platform) for newly diagnosed High Grade Glioma (“HGG”) (also referred to as “NNV1” as to the indication) is composed of an immortalized neural stem cell line loaded with an engineered oncolytic adeno virus for the treatment of HGG. NNV1 is a licensed program from Northwestern University (“Northwestern”) which Calidi obtained the rights for commercialization in June 2021 (see Note 14). A phase I clinical trial for NNV1 in patients with newly diagnosed high-grade gliomas was completed by Northwestern in June 2021.

CLD-101 for recurrent HGG (also referred to as “NNV2” as to the recurrent HGG indication) is a licensed program under development for patents covering cancer therapies using the same CLD-101 (NeuroNova™ Platform) for recurrent HGG. Calidi licensed this product candidate in July 2021 pursuant to an agreement with City of Hope for the commercial development of NNV2 (see Note 14).

CLD-201 (SuperNova™) for advanced solid tumors (also referred to as “SNV1”), composed of allogeneic adipose-derived mesenchymal stem cells (AD-MSC) loaded with the tumor selective oncolytic vaccinia virus Calidi refers to as “CAL1”. SNV1 is an internally developed product candidate for which Calidi’s primary indications are for the treatment of advanced solid tumors, including head and neck cancer, triple-negative breast cancer and melanoma.

Calidi is also developing engineered oncolytic vaccinia virus constructs as well as allogeneic cell-based platforms with improved systemic anti-tumor immunity in the exploratory stages of development.

Calidi’s operations to date have focused on organization and staffing, business planning, raising capital, licensing, acquiring and developing technology, establishing intellectual property portfolio, identifying potential product candidates and undertaking preclinical studies, process development and procuring manufacturing for preclinical and clinical trials. Calidi’s product candidates are subject to long development cycles and Calidi may be unsuccessful in its efforts to develop, obtain regulatory approval for or market its product candidates.

Calidi is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, possible failure of preclinical studies or clinical trials, the need to obtain marketing approval for its product candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, the need to successfully commercialize and gain market acceptance of any of Calidi’s products that are approved and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing, and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if Calidi’s drug development efforts are successful, it is uncertain when, if ever, Calidi will realize significant revenue from product sales.

Business Combination

On September 12, 2023, First Light Acquisition Group, Inc., a Delaware corporation (“FLAG”) consummated a series of transactions that resulted in the merger of FLAG Merger Sub Inc., a Nevada corporation, a wholly-owned subsidiary of FLAG (“Merger Sub”) and Calidi pursuant to the Agreement and Plan of Merger (as the same has been or may be amended, modified, supplemented or waived from time to time, the “Merger Agreement”) dated as of January 9, 2023 by and among FLAG, Calidi, First Light Acquisition Group, LLC, in the capacity as representative for the stockholders of FLAG (the “Sponsor” or the “Purchaser Representative”) and Allan Camaisa, in the capacity as representative of the stockholders of Calidi (“Seller Representative”). On August 22, 2023, FLAG held a special meeting of stockholders, which was adjourned to and reconvened on August 24, 2023, and further adjourned to and reconvened on August 28, 2023, at which meeting the FLAG stockholders considered and adopted, among other matters, a proposal to approve the business combination. Pursuant to the terms of the Merger Agreement, the business combination was effected through the merger of Merger Sub with and into Calidi, with Calidi surviving such merger as a wholly-owned subsidiary of FLAG (the “FLAG Merger,” and the transactions contemplated by the Merger Agreement, the “Business Combination”). Following the consummation of the Business Combination, FLAG was renamed “Calidi Biotherapeutics, Inc.”

Previous Agreement and Plan of Merger with Edoc Acquisition Corp. and other Investors

On February 2, 2022, Edoc Acquisition Corp., a Cayman Islands corporation (together with its successors, “Edoc”), entered into an Agreement and Plan of Merger (the “Edoc Merger Agreement”) with Edoc Merger Sub Inc., a Nevada corporation and newly formed wholly-owned subsidiary of Edoc, American Physicians LLC, a Delaware limited liability company (“Sponsor”) and Calidi.

On August 11, 2022, the previously announced Edoc Merger Agreement was terminated by Calidi effective as of that date.

Liquidity and Going concern

The condensed financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classification of liabilities that may result from the outcome of this uncertainty.

The Company has experienced recurring net losses from operations and negative cash flows from operating activities, has a significant accumulated deficit and expects to continue to incur net losses into the foreseeable future. The Company had an accumulated deficit of $91.3 million at September 30, 2023. During the first nine months of 2023, the Company used $21.8 million for operating activities. As of September 30, 2023, the Company had cash of $10.1 million and restricted cash of $0.2 million. Management expects operating losses and negative cash flows to continue for the foreseeable future.

Calidi is currently seeking to execute a Common Stock Purchase Agreement (also referred to as the equity line of credit or “ELOC”) and is currently in negotiations; however, nothing has been agreed to with the counterparty as of the issuance of the accompanying unaudited condensed consolidated financial statements as of and for the three and nine months ended September 30, 2023. Therefore, there can be no assurance that the ELOC will be secured and any funds will be available to Calidi in the future.

Management estimates that based on the Company’s liquidity resources, there is substantial doubt about the Company’s ability to continue as a going concern within 12 months from the date of issuance of the financial statements.

Management’s ability to continue as a going concern is dependent upon its ability to raise additional funding. Management’s plans to raise additional capital through public or private equity or debt financings to fulfill its operating and capital requirements for at least 12 months from the date of the issuance of the financial statements. However, the Company may not be able to secure such financing in a timely manner or on favorable terms, if at all. Furthermore, if the Company issues equity securities to raise additional funds, its existing stockholders may experience dilution, and the new equity securities may have rights, preferences and privileges senior to those of the Company’s existing stockholders.

Risks and uncertainties

Changes in economic conditions, including rising interest rates, public health issues, including the recent COVID-19 pandemic, lower consumer confidence, volatile equity capital markets, ongoing supply chain disruptions and the impacts of geopolitical conflicts, may affect Calidi’s operations.

1. Organization, Description of the Business, the Proposed Merger and Liquidity

Calidi Biotherapeutics, Inc. (“Calidi”), founded in 2014 and reincorporated in the state of Nevada in 2019, is a clinical stage immuno-oncology company developing and commercialization novel stem cell-based platforms for delivery and potentiation of oncolytic viruses for the treatment of cancer. Calidi is developing a pipeline of off-the-shelf allogeneic cell product candidates that are designed to: (i) protect oncolytic viruses from complement inactivation and innate immune cell inactivation by the body’s immune system; (ii) support oncolytic viral amplification in the allogeneic cells, and (iii) modify the tumor microenvironment to facilitate tumor cell targeting and viral amplification at the tumor sites for an extended period of time, potentially leading to an improved cancer therapy. Calidi’s most advanced product candidates are discussed below.

CLD-101 (NeuroNova™ Platform) for newly diagnosed High Grade Glioma (“HGG”) (also referred to as “NNV1” as to the indication) is composed of an immortalized neural stem cell line loaded with an engineered oncolytic adeno virus for the treatment of HGG. NNV1 is a licensed program from Northwestern University (“Northwestern”) which Calidi obtained the rights for commercialization in June 2021 (see Note 3). A phase I clinical trial for NNV1 in patients with newly diagnosed high-grade gliomas was completed by Northwestern in June 2021.

CLD-101 for recurrent HGG (also referred to as “NNV2” as to the recurrent HGG indication) is a licensed program under development for patents covering cancer therapies using an oncolytic adenovirus in combination with a clinical grade allogeneic neural stem cell line for recurrent HGG. Calidi licensed this product candidate in July 2021 pursuant to an agreement with City of Hope for the commercial development of NNV2 (see Note 3).

CLD-201 (SuperNova™) for advanced solid tumors (also referred to as “SNV1”), composed of allogeneic adipose-derived mesenchymal stem cells (AD-MSC) loaded with the tumor selective oncolytic vaccinia virus Calidi refers to as “CAL1”. SNV1 is an internally developed product candidate for which Calidi’s primary indications are for the treatment of head and neck cancer, triple-negative breast cancer and melanoma, although additional indications are also being developed.

Calidi is also developing engineered oncolytic vaccinia virus constructs as well as allogeneic cell-based platforms with improved systemic anti-tumor immunity in the exploratory stages of development.

Calidi’s operations to date have focused on organization and staffing, business planning, raising capital, licensing, acquiring and developing technology, establishing intellectual property portfolio, identifying potential product candidates and undertaking preclinical studies, process development and procuring manufacturing for preclinical and clinical trials. Calidi has commenced certain non-commercial revenue generating activities during 2021 as a result of entering into a research collaboration agreement with a customer (see Note 12). Calidi’s product candidates are subject to long development cycles and Calidi may be unsuccessful in its efforts to develop, obtain regulatory approval for or market its product candidates.

Calidi is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, possible failure of preclinical studies or clinical trials, the need to obtain marketing approval for its product candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, the need to successfully commercialize and gain market acceptance of any of Calidi’s products that are approved and the ability to secure additional capital to fund operations. Product candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing, and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if Calidi’s drug development efforts are successful, it is uncertain when, if ever, Calidi will realize significant revenue from product sales.

Agreement and Plan of Merger with First Light Acquisition Group, Inc.

On January 9, 2023, First Light Acquisition Group, Inc., a Delaware corporation (“FLAG”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among FLAG, FLAG Merger Sub, Inc., a Nevada corporation and a direct, wholly owned subsidiary of FLAG (“Merger Sub”), and Calidi, First Light Acquisition Group, LLC, in the capacity as the representative of the stockholders of FLAG (the “Sponsor”) and Allan Camaisa, in the capacity as the representative of the stockholders to Calidi.

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Calidi (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”), with Calidi continuing as the surviving corporation in the Merger. In the Merger, (i) all shares of Calidi common stock (together, “Calidi Stock”) issued and outstanding immediately prior to the Closing will be converted into the right to receive the Merger Consideration (as defined below); and (ii) each outstanding option to acquire shares of Calidi common stock (whether vested or unvested) will be assumed by FLAG and automatically converted into an option to acquire shares of FLAG common stock, with its price and number of shares equitably adjusted based on the conversion ratio of the shares of Calidi common stock into the Merger Consideration.

Merger Consideration

The aggregate merger consideration to be paid pursuant to the Merger Agreement to holders of Calidi Stock as of immediately prior to the Effective Time will be an amount equal to $250 million, subject to certain adjustments for Calidi’s closing debt, net of cash (the “FLAG Merger Consideration”). The FLAG Merger Consideration includes additional merger consideration if certain defined milestones are achieved, including a material transaction that Calidi may enter into before the closing of the business combination that provides an up-front cash payment to Calidi from a third party for licensing or other revenue generating transaction for its technology. In addition, if certain price targets are met by the combined company for five years after the close of the FLAG Merger, Calidi stockholders as of the Effective Time will receive up to an additional 18 million shares of FLAG common stock, all milestone-based consideration discussed above is collectively referred to as the “Contingent Consideration”. The FLAG Merger Consideration, and any Contingent Consideration will be paid to the Calidi Stockholders solely by the delivery of new shares of FLAG common stock, with each share valued at $10.00 per share (see Note 15). The FLAG Merger Agreement may be terminated under certain customary and limited circumstances at any time prior to the closing, as defined, including by mutual consent of the parties, by either party if the Closing has not occurred by September 14, 2023.

The Merger Agreement and the consummation of the transactions contemplated above requires the approval of both FLAG’s shareholders and Calidi’s stockholders, among other closing conditions specified in the FLAG Merger Agreement and the various agreements described above, there can be no assurance that the FLAG Merger or the Closing will occur or that Calidi will receive any proceeds from this transaction. Calidi has incurred and expects to incur significant amount of transaction expenses in connection with the FLAG Merger and the transaction, and if the FLAG Merger is not consummated nor approved, Calidi will bear the risk of payment of all such transaction costs without reimbursement from FLAG or any other party.

The FLAG Merger is expected to be completed during the second quarter of 2023. However, there can be no assurance as to when or if the closing of the FLAG Merger will occur.

See Note 15 for a full discussion on the FLAG Merger Agreement.

Previous Agreement and Plan of Merger with Edoc Acquisition Corp. and other Investors

On February 2, 2022, Edoc Acquisition Corp., a Cayman Islands corporation (together with its successors, “Edoc”), entered into an Agreement and Plan of Merger (the “Edoc Merger Agreement”) with Edoc Merger Sub Inc., a Nevada corporation and newly formed wholly-owned subsidiary of Edoc (“Merger Sub”), American Physicians LLC, a Delaware limited liability company (“Sponsor”) (the “Effective Date”) with Calidi.

On August 11, 2022, the previously announced Edoc Merger Agreement was terminated by Calidi effective as of that date.

Going concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), Calidi has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about Calidi’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Calidi has incurred recurring negative cash flows since inception and has funded its operations to date primarily through private sales of convertible preferred stock, contingently convertible and convertible promissory notes, Simple Agreements for Future Equity (“SAFE”) instruments and common stock. These investments have been made by various related parties, including AJC Capital LLC (“AJC Capital”) (Mr. Allan J. Camaisa, Chief Executive Officer and Chairman of the Board of Directors of Calidi), who remains the single largest investor and shareholder in Calidi (see Note 7). Calidi expects to continue to incur significant expenses and operating losses for the foreseeable future.

As of April 13, 2023, the issuance date of these consolidated financial statements for the year ended December 31, 2022, Calidi expects its current cash on hand, including additional capital raises completed discussed in Note 15, will not be sufficient to fund the operating expenses and capital expenditure requirements necessary to advance its research efforts and clinical trials for one year from the issuance date of these consolidated financial statements. Calidi will need to obtain additional funding. The availability of financing and Calidi’s ability to operate may also be adversely impacted by the ongoing COVID-19 pandemic which could continue to depress national and international economies and disrupt capital markets, supply chains, and many aspects of Calidi’s operations. The extent to which the ongoing COVID-19 pandemic will ultimately impact Calidi’s business, results of operations, financial condition, or cash flows is highly uncertain and difficult to predict because it will depend on many factors that are outside Calidi’s control. The unavailability or inadequacy of financing to meet future capital needs could force Calidi to modify, curtail, delay, or suspend some or all aspects of planned operations. Sales of additional equity securities could result in the dilution of the interests of its stockholders. Calidi intends to mitigate the conditions and events that raise substantial doubt about its ability to continue as a going concern entity by (i) pursuing a public offering of its common stock or in a business combination with a Special Purpose Acquisition Company (“SPAC”) transaction to obtain additional capital and align Calidi’s long-term operating strategy, (ii) negotiate other cash equity or debt financing in the short-term, including continuing to raise funds under its existing Simple Agreements for Future Equity (“SAFE”) instrument and, (iii) continue to pursue licensing or other revenue opportunities utilizing its cell delivery platform, all in conjunction with the development of its product candidates and programs and development milestones disclosed elsewhere in these consolidated financial statement footnotes. However, there can be no assurances that the current plans will generate any liquidity to the Company or be available on terms acceptable to Calidi, or if at all. If Calidi is unable to obtain sufficient funding, it could be required to suspend or delay its development efforts, limit activities and reduce research and development costs, which could adversely affect its business prospects.

Based on Calidi’s recurring losses and negative cash flows from operations since inception, expectation of continuing operating losses and negative cash flows from operations for the foreseeable future, and the need to raise additional capital to finance its future operations, Calidi’s management concluded that there is substantial doubt about Calidi’s ability to continue as a going concern within one year after the issuance date of the consolidated financial statements presented herein. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes Calidi will continue as a going concern which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

COVID-19 impact and other risks and uncertainties

The ongoing global outbreak of COVID-19, including the different variant strains that have emerged, and the various attempts throughout the world to contain it, have created significant volatility, uncertainty and disruption. In response to government directives and guidelines, health care advisories and employee and other concerns, Calidi has altered certain aspects of its operations. A number of Calidi employees have had to work remotely from home and those on site have had to follow Calidi’s social distance guidelines, which could impact their productivity. COVID-19 could also disrupt Calidi’s operations due to absenteeism by infected or ill members of management or other employees, or absenteeism by members of management and other employees who cannot effectively work remotely but who elect not to come to work due to the illness affecting others in Calidi’s office or laboratory facilities, or due to quarantines. Because of COVID-19, travel, visits, and in-person meetings related to Calidi’s business have been severely curtailed or canceled and Calidi has instead used on-line or virtual meetings to meet with potential investors, suppliers, manufacturing partners and others.

It is possible that continuing impacts of COVID-19 on Calidi’s operations or its access to capital could prevent Calidi from complying, or could result in a material noncompliance, with one or more obligations or covenants under material agreements to which Calidi is a party, with the result that Calidi would be in material breach of the applicable obligation, covenant, or agreement. Any such material breach could cause Calidi to incur material financial liabilities or an acceleration of the date for paying a financial obligation to the other party to the applicable agreement, or could cause Calidi to lose material contractual rights, such as rights to use leased equipment or laboratory or office space, or rights to use licensed patents or other intellectual property the use of which is material to Calidi’s business. Similarly, it is possible that impacts of COVID-19 on the business, operations, or financial condition of any third party with whom Calidi has a contractual relationship could cause the third party to be unable to perform its contractual obligations to Calidi, resulting in Calidi’s loss of the benefits of a contract that could be material to Calidi’s business.

The full extent to which the COVID-19 pandemic and related variants, and the various responses to it might impact Calidi’s business, operations and financial results will depend on numerous evolving factors that are not subject to accurate prediction and that are beyond Calidi’s control.

The war in Ukraine and the uncertain nature, magnitude, and duration of the conflict and the potential effect of sanctions and other measures being imposed in response thereto have contributed to increased levels of economic and political uncertainty, which could have an adverse impact on macroeconomic factors that affect the financial markets, the global economy and Calidi’s business and operations. Additionally, the ongoing conflict in Ukraine may disrupt the ability of third parties on which Calidi relies on to perform in accordance with its expectations, including on manufacturing vendors or commercial research organizations to conduct clinical trials. Moreover, enrollment and retention of clinical trial participants may be adversely affected. Calidi cannot be certain what the overall impact of this conflict will be on its ability to conduct and complete the clinical trials on schedule. However, interruptions of clinical trials could significantly delay Calidi’s clinical development plans and potential authorization or approval of product candidates, which could increase Calidi’s costs and jeopardize its ability to successfully commercialize its product candidates.

Changes in other economic conditions, including rising interest rates, ongoing pandemics, including the COVID-19 pandemic, lower consumer confidence, volatile equity capital markets and ongoing supply chain disruptions and the impacts of the war in Ukraine, may also affect Calidi’s operations.